INCOME TAXES- Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross amount of unrecognized tax benefits as of the beginning of the year	$ 11,661	$ 7,392	$ 432
Additions based on tax positions related to the current year	5,550	4,269	5,622
Additions based on tax position from prior years	865	0	1,338
Gross amount of unrecognized tax benefits as of the end of the year	$ 18,076	$ 11,661	$ 7,392